SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 308,968	$ 420,635
Revenue Transferred Over Time [Member]
IfrsStatementLineItems [Line Items]
Revenue	271,162	217,448
Revenue Transferred at Point in Time [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 37,806	$ 203,187